Inventory - Summary of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories [Line Items]
Inventory	$ 25,613	$ 59,942
Harvested Cannabis
Disclosure Of Inventories [Line Items]
Inventory	20,358	50,403
Cannabis Supplies and Consumables
Disclosure Of Inventories [Line Items]
Inventory	$ 5,255	8,808
Ornamental Flowers Supplies and Consumables
Disclosure Of Inventories [Line Items]
Inventory		$ 731